VESSELS, RIGS AND EQUIPMENT, NET (Narrative) (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) tanker rig vessel	Dec. 31, 2025 USD ($) carrier vessel tanker rig
Property, Plant and Equipment [Line Items]
Number of rigs | rig		2
Container Vessel
Property, Plant and Equipment [Line Items]
Number of container vessels sold | vessel		1
Suezmax Vessels
Property, Plant and Equipment [Line Items]
Number of tankers sold	1	1
Dry Bulk Vessels
Property, Plant and Equipment [Line Items]
Number of dry bulk vessels sold | carrier		13
Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Property, plant and equipment, capital upgrades | $	$ 16.0	$ 51.7
Number of rigs | rig	1
Vessels, Rigs And Equipment, Capital Upgrades | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Vessels, Rigs And Equipment, Capital Upgrades | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Vessels, Rigs And Equipment, Capital Upgrades | Container Vessel
Property, Plant and Equipment [Line Items]
Number of vessels being upgraded | vessel	3	14
Vessels, Rigs And Equipment, Capital Upgrades | Chemical Tankers
Property, Plant and Equipment [Line Items]
Number of tankers being upgraded	2	1
Vessels, Rigs And Equipment, Capital Upgrades | Car Carrier
Property, Plant and Equipment [Line Items]
Number of carriers being upgraded | carrier		1
Vessels, Rigs And Equipment, Capital Upgrades | Suezmax Vessels
Property, Plant and Equipment [Line Items]
Number of tankers being upgraded		4
Vessels, Rigs And Equipment, Special Periodic Survey
Property, Plant and Equipment [Line Items]
Useful life	5 years